Short-Term Bank Deposits	12 Months Ended
Mar. 31, 2013
Short-Term Bank Deposits
5.	Short-term bank deposits

Short-term bank deposits as of March 31, 2013 includes restricted deposit of Rs. 2,964 million (US$ 54 million) placed with a bank as a collateral for increase in credit limit extended to a subsidiary.